Commitments and Contingencies (Details) - 3 - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	May 01, 2023	Apr. 30, 2020	Sep. 30, 2023	Dec. 31, 2022	Sep. 19, 2023	Jul. 31, 2023	Jul. 05, 2022
Commitments and Contingencies (Details) - 3 [Line Items]
Award grants (in Shares)			585,000
Employment Agreement [Member]
Commitments and Contingencies (Details) - 3 [Line Items]
Description of commitments		provide for an annual base salary of $400,000 provide for a performance bonus structure for a bonus of up to 50% of base salary upon the Company’s achievement of $2,000,000 EBITDA and additional performance bonus payments for the achievement of EBITDA in excess of $2,000,000 based on a percentage of the incremental increase in EBITDA (ranging from 10% of the incremental increase in EBITDA if the Company achieves over $2,000,000 and up to $7,000,000 in EBITDA, 8% of the incremental increase in EBITDA if the Company achieves over $7,000,000 and up to $12,000,000 in EBITDA and 3% of the incremental increase in EBITDA over $12,000,000), provide for a profits-based additional bonus of up to $250,000 in certain limited circumstances, and provide for one (1) year severance, plus a pro-rated amount of any unpaid bonus earned by him during the year as verified by the Company’s principal financial officer, if Mr. Galvin is terminated without cause. At the Company’s option, up to fifty (50%) percent of the EBITDA performance bonuses may be paid in restricted stock units if then available for grant under the Company’s Incentive Plan.
Chief Executive Officer [Member] | Employment Agreement [Member]
Commitments and Contingencies (Details) - 3 [Line Items]
Payment of base annual salary					$ 750,000		$ 500,000
Chief Financial Officer [Member]
Commitments and Contingencies (Details) - 3 [Line Items]
Annual base salary	$ 250,000
Percentage of base salary	20.00%
Chief Financial Officer [Member] | Employment Agreement [Member]
Commitments and Contingencies (Details) - 3 [Line Items]
Adjusted salary						$ 300,000
Restricted Stock Units (RSUs) [Member]
Commitments and Contingencies (Details) - 3 [Line Items]
Award grants (in Shares)	60,000			1,125,000
Vesting period	18 years